Cash Flow Information - Disclosure of Non-cash Operating Working Capital (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of cash flow statement [Abstract]
Accounts receivable	$ 715	$ (869)	$ (28)
Prepaid expenses	0	0	9
Income taxes receivable	27	(61)	0
Inventory	(2)	6	42
Accounts payable, accrued liabilities and provisions	(550)	548	153
Income taxes payable	(66)	60	(2)
Change in non-cash operating working capital	$ 124	$ (316)	$ 174